Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (2) ($)	Average Summary Compensation Table Total for non-PEO NEOs (3) ($)	Average Compensation Actually Paid to non-PEO NEOs (3) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (6) ($ millions)	Fee Related Earnings (7) ($ millions)
					Total Shareholder Return (4) ($)	Peer Group Total Shareholder Return (5) ($)
2023	658,386	658,386	3,088,962	3,099,481	141.70	171.52	109.12	158.81
2022	711,477	711,477	1,959,255	1,997,115	144.58	189.87	145.99	144.25
2021	853,803	1,091,877	2,183,114	2,870,381	163.01	174.17	98.02	130.04

Company Selected Measure Name	Fee Related Earnings (“FRE”)
Named Executive Officers, Footnote	Mr. Giannini served as PEO in all reported years.The non-PEO NEOs were the following individuals for each of the fiscal years shown: 2023 – Mr. Varma, Mr. Hirsch, Mr. Delgado-Moreira and Ms. Gavalis; 2022 – Mr. Varma, Mr. Hirsch, Mr. Delgado-Moreira, Ms. Gavalis and Mr. Lucey; and 2021 – Mr. Varma, Mr. Hirsch, Mr. Delgado-Moreira and Mr. Lucey, collectively, our non-PEO NEOs for each covered year as reported in the “Total” column of the “Summary Compensation Table” in this and prior years’ proxy statements.
Peer Group Issuers, Footnote	Total shareholder return (“TSR”) as calculated based on a fixed investment of $100 in our Class A common stock measured from the market close on March 31, 2020 (the last trading day of fiscal 2020) through and including the end of the fiscal year for each year reported in the table.Total shareholder return as calculated based on a fixed investment of $100 in the Dow Jones U.S. Asset Managers Index.
PEO Total Compensation Amount	$ 658,386	$ 711,477	$ 853,803
PEO Actually Paid Compensation Amount	$ 658,386	711,477	1,091,877
Adjustment To PEO Compensation, Footnote	To calculate CAP, the following amounts were deducted from and added to Summary Compensation Table total compensation for each of the fiscal years shown for Mr. Giannini as well as for our non-PEO NEOs in accordance with the requirements of Item 402(v)(2)(iii):

	2023		2022		2021
	PEO ($)	Avg. Non-PEO NEOs ($)	PEO ($)	Avg. Non-PEO NEOs ($)	PEO ($)	Avg. Non-PEO NEOs ($)
Summary Compensation Table Total	658,386	3,088,962	711,477	1,959,255	853,803	2,183,114
Deduct amounts reported in the Stock Awards column of Summary Compensation Table(x)	—	656,199	—	230,487	—	343,323
Add fair value(y) of current year equity awards at end of current fiscal year	—	729,244	—	341,195	—	349,342
Add change in fair value(y) of prior years' equity awards that remained outstanding and unvested at end of current fiscal year	—	(15,720)	—	(57,354)	—	357,387
Add change in fair value(y) of prior years' equity awards that vested during current fiscal year	—	(46,806)	—	(15,494)	238,074	323,861
CAP Total(z)	658,386	3,099,481	711,477	1,997,115	1,091,877	2,870,381

(x) Reflects the grant date fair value of equity-based awards as discussed in the Summary Compensation Table and the Grants of
Plan-Based Awards table for each fiscal year shown.
(y) Reflects the measurement date fair value of equity-based awards, measured in accordance with ASC Topic 718 and in accordance with the SEC’s methodology for determining CAP for each fiscal year shown. The valuation methods and underlying assumptions are consistent with those disclosed in our financial statements as of the grant date for each award, including awards subject to performance conditions which are valued at the probable outcome of the award at each measurement date, and are further described in “Compensation and Benefits” in Note 2, “Summary of Significant Accounting Policies” to our consolidated financial statements included in Item 8 of our 2023 Form 10-K. For performance stock awards, the grant date fair value reported is based upon the probable outcome of the performance conditions described in “—Compensation Discussion and Analysis—Determination of Compensation for Named Executive Officers—Compensation Elements—Equity Awards—2017 Equity Plan”.
	(z) All applicable adjustments are listed herein. Regarding those items referenced in Item 402(v) that are not reflected: (1) no equity awards were granted during the fiscal years shown that vested within the same fiscal year; (2) dividend equivalent share accruals and vestings are not broken out separately as they are included in the fair value of the equity award to which they apply; (3) no equity awards were modified during the fiscal years shown; (4) the Company does not offer pension plans to U.S.-based employees; and (5) no equity awards failed to meet the applicable vesting conditions during the fiscal years shown.
Non-PEO NEO Average Total Compensation Amount	$ 3,088,962	1,959,255	2,183,114
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,099,481	1,997,115	2,870,381
Adjustment to Non-PEO NEO Compensation Footnote	To calculate CAP, the following amounts were deducted from and added to Summary Compensation Table total compensation for each of the fiscal years shown for Mr. Giannini as well as for our non-PEO NEOs in accordance with the requirements of Item 402(v)(2)(iii):

	2023		2022		2021
	PEO ($)	Avg. Non-PEO NEOs ($)	PEO ($)	Avg. Non-PEO NEOs ($)	PEO ($)	Avg. Non-PEO NEOs ($)
Summary Compensation Table Total	658,386	3,088,962	711,477	1,959,255	853,803	2,183,114
Deduct amounts reported in the Stock Awards column of Summary Compensation Table(x)	—	656,199	—	230,487	—	343,323
Add fair value(y) of current year equity awards at end of current fiscal year	—	729,244	—	341,195	—	349,342
Add change in fair value(y) of prior years' equity awards that remained outstanding and unvested at end of current fiscal year	—	(15,720)	—	(57,354)	—	357,387
Add change in fair value(y) of prior years' equity awards that vested during current fiscal year	—	(46,806)	—	(15,494)	238,074	323,861
CAP Total(z)	658,386	3,099,481	711,477	1,997,115	1,091,877	2,870,381

(x) Reflects the grant date fair value of equity-based awards as discussed in the Summary Compensation Table and the Grants of
Plan-Based Awards table for each fiscal year shown.
(y) Reflects the measurement date fair value of equity-based awards, measured in accordance with ASC Topic 718 and in accordance with the SEC’s methodology for determining CAP for each fiscal year shown. The valuation methods and underlying assumptions are consistent with those disclosed in our financial statements as of the grant date for each award, including awards subject to performance conditions which are valued at the probable outcome of the award at each measurement date, and are further described in “Compensation and Benefits” in Note 2, “Summary of Significant Accounting Policies” to our consolidated financial statements included in Item 8 of our 2023 Form 10-K. For performance stock awards, the grant date fair value reported is based upon the probable outcome of the performance conditions described in “—Compensation Discussion and Analysis—Determination of Compensation for Named Executive Officers—Compensation Elements—Equity Awards—2017 Equity Plan”.
	(z) All applicable adjustments are listed herein. Regarding those items referenced in Item 402(v) that are not reflected: (1) no equity awards were granted during the fiscal years shown that vested within the same fiscal year; (2) dividend equivalent share accruals and vestings are not broken out separately as they are included in the fair value of the equity award to which they apply; (3) no equity awards were modified during the fiscal years shown; (4) the Company does not offer pension plans to U.S.-based employees; and (5) no equity awards failed to meet the applicable vesting conditions during the fiscal years shown.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures
•	Fee Related Earnings

Total Shareholder Return Amount	$ 141,700,000	144,580,000	163,010,000.00
Peer Group Total Shareholder Return Amount	171,520,000	189,870,000	174,170,000
Net Income (Loss)	$ 109,120,000	$ 145,990,000	$ 98,020,000.00
Company Selected Measure Amount	158,810,000	144,250,000	130,040,000.00
PEO Name	Mr. Giannini
Additional 402(v) Disclosure	Net Income” as reported in our Annual Report on Form 10-K for the fiscal years ended March 31, 2023, 2022, and 2021.
Measure:: 1
Pay vs Performance Disclosure
Name	Fee Related Earnings
Non-GAAP Measure Description	For purposes of Item 402(v)(2)(iii), we have identified Fee Related Earnings (“FRE”) as our Company-Selected Measure. FRE is described in “Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations”—“Non-GAAP Financial Measures” of our 2023 Form 10-K. For a reconciliation of FRE to our Net Income for the relevant periods, please see Appendix A.
PEO | Equity Awards Granted During the Year, Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0
PEO | Equity Awards Granted During the Year, Fair Value at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	238,074
Non-PEO NEO | Equity Awards Granted During the Year, Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	656,199	230,487	343,323
Non-PEO NEO | Equity Awards Granted During the Year, Fair Value at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	729,244	341,195	349,342
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,720)	(57,354)	357,387
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (46,806)	$ (15,494)	$ 323,861